RISK MANAGEMENT (Details 16) - Level 3 of fair value hierarchy [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 1,988,949	R$ 1,585,322
Included in profit or loss	(334,644)	144,908
Included in other comprehensive income		197,493
Acquisitions	1,671,278	79,586
Write-offs	(115,717)	(18,360)
Transfer with categories	(248,782)
Transfers to other levels	(15,283)
Balance at end	2,945,801	1,988,949
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	801,331	700,473
Included in profit or loss	(196,056)	117,985
Acquisitions	1,690,098	36,456
Write-offs	(43,684)	(53,583)
Balance at end	2,251,689	801,331
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,564,028	1,419,682
Included in profit or loss	(138,588)	26,923
Included in other comprehensive income		197,493
Acquisitions	9,342
Write-offs	(56,600)	(80,070)
Transfer with categories	(248,782)
Transfers to other levels	(15,283)
Balance at end	1,114,117	1,564,028
Assets Derivatives [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	152,986	109,856
Acquisitions		43,130
Write-offs	(15,433)
Balance at end	137,553	152,986
Liabilities Derivatives [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(529,396)	(644,689)
Acquisitions	(28,162)
Write-offs		115,293
Balance at end	R$ (557,558)	R$ (529,396)